Reporting Segments	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
REPORTING SEGMENTS

NOTE 03

REPORTING SEGMENTS

The Bank manages and measures the performance of its operations by business segments. The information disclosed in this note is not necessarily comparable to that of other financial institutions, since it is based on management’s internal information system by segment.

Inter-segment transactions are conducted under normal arm’s length commercial terms and conditions. Each segment’s assets, liabilities, and income include items directly attributable to the segment to which they can be allocated on a reasonable basis.

Under IFRS 8, the Bank has aggregated operating segments with similar economic characteristics according to the aggregation criteria specified in the standard. A reporting segment consists of clients that are offered differentiated but, considering how their performance is measured, are homogenous services based on IFRS 8 aggregation criteria, thus they form part of the same reporting segment. Overall, this aggregation has no significant impact on the understanding of the nature and effects of the Bank’s business activities and the economic environment.

The Bank has the reportable segments noted below:

Retail Banking

Consists of individuals and small to middle-sized entities (SMEs) with annual income less than Ch$2,000 million. This segment gives customers a variety of services, including consumer loans, credit cards, automobile loans, commercial loans, foreign exchange, mortgage loans, debit cards, checking accounts, savings products, mutual funds, stockbrokerage, and insurance brokerage. Additionally, the SME clients are offered government-guaranteed loans, leasing and factoring.

Middle-market

This segment is made up of companies and large corporations with annual sales exceeding Ch$2,000 million. It serves institutions such as universities, government entities, local and regional governments and companies engaged in the real estate industry who carry out projects to sell properties to third parties and annual sales exceeding Ch$800 million with no upper limit. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, savings products, mutual funds, and insurance brokerage. Also companies in the real estate industry are offered specialized services to finance projects, chiefly residential, with the aim of expanding sales of mortgage loans.

Corporate & Investment Banking (CIB)

This segment consists of foreign and domestic multinational companies with sales over Ch$10,000 million. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, investments, savings products, mutual funds and insurance brokerage.

This segment also consists of a Treasury Division which provides sophisticated financial products, mainly to companies in the Middle-market and Global Investment Banking segments. These include products such as short-term financing and fund raising, brokerage services, derivatives, securitization, and other tailor-made products, The Treasury area may act as brokers to transactions and also manages the Bank’s investment portfolio.

Corporate Activities (“Other”)

This segment mainly includes the results of our Financial Management Division, which develops global management functions, including managing inflation rate risk, foreign currency gaps, interest rate risk and liquidity risk. Liquidity risk is managed mainly through wholesale deposits, debt issuances and the Bank’s available for sale portfolio. This segment also manages capital allocation by unit. These activities usually result in a negative contribution to income.

In addition, this segment encompasses all the intra-segment income and all the activities not assigned to a given segment or product with customers.

The segments’ accounting policies are those described in the summary of accounting policies, The Bank earns most of its income in the form of interest income, fee and commission income and income from financial operations. To evaluate a segment’s financial performance and make decisions regarding the resources to be assigned to segments, the Chief Operating Decision Maker (CODM) bases his assessment on the segment’s interest income, fee and commission income, and expenses.

Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2021, 2020 and 2019 in addition to the corresponding balances of loans and accounts receivable from customers:

			For the year ended December 31, 2021
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	25,784,719	14,779,739	1,044,730	262,265	33,455	(226,590)	(616,287)	497,573
Middle-market	8,511,500	6,232,188	334,768	43,903	11,133	(48,578)	(94,721)	246,505
CIB	2,154,325	6,010,150	97,817	33,256	111,504	(15,115)	(77,051)	150,411
Other	78,518	1,009,916	334,036	(6,673)	(37,065)	(800)	(11,805)	277,693
Total	36,529,062	28,031,993	1,811,351	332,751	119,028	(291,083)	(799,864)	1,172,183

Other operating income	11,646
Other operating expenses and impairment	(105,886)
Income from investments in associates and other companies	(663)
Income tax expense	(221,854)
Result of continuing operations	855,426
Result of discontinued operations	-
Net income for the year	855,426

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

			For the year ended December 31, 2020
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	24,279,248	12,018,691	1,049,543	213,431	28,577	(317,050)	(596,464)	378,038
Middle-market	8,136,402	5,588,657	346,225	38,335	21,859	(109,999)	(91,132)	205,287
CIB	1,635,217	5,051,538	114,229	23,180	82,303	(51,097)	(72,715)	95,900
Other	289,026	2,483,798	83,851	(7,668)	17,058	(118)	(8,235)	84,888
Total	34,339,893	25,142,684	1,593,848	267,278	149,797	(478,264)	(768,546)	764,113

Other operating income	8,206
Other operating expenses and impairment	(78,444)
Income from investments in associates and other companies	1,388
Income tax expense	(142,533)
Result of continuing operations	552,730
Result of discontinued operations	-
Net income for the year	552,730

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

			For the year ended December 31, 2019
	Loans and accounts receivable at amortized cost (1)	Demand deposits and time deposits	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	22,926,377	9,450,763	960,361	230,627	28,426	(279,969)	(575,511)	363,934
Middle-market	8,093,496	4,707,686	298,587	38,712	13,535	(38,746)	(97,054)	215,034
CIB	1,603,633	6,298,087	98,154	29,103	94,761	223	(65,343)	156,898
Other	48,009	3,033,713	59,862	(11,356)	64,970	(4,819)	(11,953)	96,704
Total	32,671,515	23,490,249	1,416,964	287,086	201,692	(323,311)	(749,861)	832,570

Other operating income	13,001
Other operating expenses and impairment	(52,029)
Income from investments in associates and other companies	1,146
Income tax expense	(175,074)
Result of continuing operations	619,614
Result of discontinued operations	1,699
Net income for the year	621,313

(1)	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
(2)	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.